Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2014 and 2013:

(in thousands)	2014	2013
Prepaid expenses	$40,359	$36,006
Fair value of derivative instruments	46,802	2,533
Amounts held in escrow in connection with acquisitions	2,500	2,500
Value added tax	13,332	10,605
Other receivables	10,778	14,646
	$113,771	$66,290